VIRTUS Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—96.3%
Airlines—2.9%
Air Canada 144A 3.875%, 8/15/26(1)	$ 1,075	$ 968
United Airlines, Inc. 144A 4.375%, 4/15/26(1)	795	748
VistaJet Malta Finance plc 144A 7.875%, 5/1/27(1)	1,329	1,268
		2,984

Automotive—4.9%
Clarios Global LP
144A 6.250%, 5/15/26(1)	520	511
144A 8.500%, 5/15/27(1)	789	785
Ford Motor Credit Co. LLC
6.950%, 3/6/26	81	81
7.350%, 11/4/27	1,091	1,105
5.113%, 5/3/29	2,721	2,487
		4,969

Building Products—4.8%
Griffon Corp. 5.750%, 3/1/28	1,064	979
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	1,549	1,104
Park River Holdings, Inc.
144A 5.625%, 2/1/29(1)	705	491
144A 6.750%, 8/1/29(1)	361	252
Specialty Building Products Holdings LLC 144A 6.375%, 9/30/26(1)	1,356	1,245
White Cap Buyer LLC 144A 6.875%, 10/15/28(1)	816	741
		4,812

Chemicals—2.3%
Diamond BC B.V. 144A 4.625%, 10/1/29(1)	1,278	1,036
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	1,276	1,142
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	162	130
		2,308

Consumer Products—1.8%
Kronos Acquisition Holdings, Inc. 144A 7.000%, 12/31/27(1)	971	833
Newell Brands, Inc. 6.625%, 9/15/29	1,002	993
		1,826

Containers & Packaging—1.9%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	871	749
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	195	196
	Par Value	Value

Containers & Packaging—continued
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	$ 1,030	$ 979
		1,924

Drillers & Services—2.3%
Archrock Partners LP 144A 6.250%, 4/1/28(1)	832	790
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	506	499
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	1,103	995
		2,284

Electric—3.0%
Calpine Corp. 144A 4.500%, 2/15/28(1)	940	846
Covanta Holding Corp. 5.000%, 9/1/30	852	705
Vistra Operations Co. LLC
144A 5.625%, 2/15/27(1)	945	896
144A 5.000%, 7/31/27(1)	599	556
		3,003

Exploration & Production—9.3%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	757	763
144A 5.375%, 3/1/30(1)	198	180
Ascent Resources Utica Holdings LLC 144A 5.875%, 6/30/29(1)	1,062	924
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	914	896
144A 5.875%, 2/1/29(1)	473	442
Chord Energy Corp. 144A 6.375%, 6/1/26(1)	132	127
CrownRock LP 144A 5.000%, 5/1/29(1)	290	263
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	1,313	1,220
144A 5.750%, 2/1/29(1)	100	90
144A 6.000%, 4/15/30(1)	102	93
Murphy Oil Corp. 5.875%, 12/1/27	492	470
Occidental Petroleum Corp.
8.875%, 7/15/30	1,943	2,207
7.500%, 5/1/31	327	350
7.875%, 9/15/31	167	181
SM Energy Co.
5.625%, 6/1/25	481	463
6.500%, 7/15/28	843	778
		9,447

Financial & Lease—6.5%
Acrisure LLC
144A 7.000%, 11/15/25(1)	1,065	995
144A 6.000%, 8/1/29(1)	938	763
Alliant Holdings Intermediate LLC
144A 6.750%, 10/15/27(1)	999	908
144A 5.875%, 11/1/29(1)	703	587
See Notes to Schedule of Investments

VIRTUS Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Financial & Lease—continued
Discover Financial Services 6.700%, 11/29/32	$ 385	$ 398
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	1,573	1,234
OneMain Finance Corp.
7.125%, 3/15/26	904	879
3.500%, 1/15/27	580	487
6.625%, 1/15/28	369	344
		6,595

Food, Beverages & Tobacco—2.7%
Pilgrim’s Pride Corp. 3.500%, 3/1/32	1,889	1,460
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	1,579	1,258
		2,718

Gaming—5.7%
Caesars Entertainment, Inc. 144A 7.000%, 2/15/30(1)	80	81
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	741	688
Churchill Downs, Inc. 144A 4.750%, 1/15/28(1)	365	332
International Game Technology plc 144A 5.250%, 1/15/29(1)	789	732
MGM Growth Properties Operating Partnership LP 5.750%, 2/1/27	282	276
Penn Entertainment, Inc. 144A 4.125%, 7/1/29(1)	1,198	972
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	1,082	1,001
Scientific Games International, Inc. 144A 7.250%, 11/15/29(1)	1,281	1,259
VICI Properties LP 144A 4.125%, 8/15/30(1)	457	395
		5,736

Health Care—5.9%
AdaptHealth LLC
144A 4.625%, 8/1/29(1)	896	752
144A 5.125%, 3/1/30(1)	198	171
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	1,231	1,069
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	1,455	1,164
Encompass Health Corp.
4.500%, 2/1/28	401	368
4.625%, 4/1/31	114	98
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)(2)	1,462	1,084
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	1,397	1,239
		5,945

Home Builders—2.3%
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	86	69
	Par Value	Value

Home Builders—continued
KB Home
4.800%, 11/15/29	$ 350	$ 305
7.250%, 7/15/30	697	683
Mattamy Group Corp. 144A 4.625%, 3/1/30(1)	794	658
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	756	642
		2,357

Industrial Other—4.7%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	1,370	1,063
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	178	181
144A 9.500%, 1/1/31(1)	178	186
Madison IAQ LLC 144A 5.875%, 6/30/29(1)	1,286	1,024
United Rentals North America, Inc.
3.750%, 1/15/32	1,166	978
144A 6.000%, 12/15/29(1)	193	193
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	1,110	1,125
		4,750

Leisure—4.1%
Carnival Corp.
144A 7.625%, 3/1/26(1)	1,140	1,023
144A 5.750%, 3/1/27(1)	93	77
144A 6.000%, 5/1/29(1)	304	237
NCL Corp., Ltd.
144A 5.875%, 3/15/26(1)	412	356
144A 7.750%, 2/15/29(1)	368	320
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)	858	714
Royal Caribbean Cruises Ltd.
144A 5.500%, 8/31/26(1)	511	470
144A 11.625%, 8/15/27(1)	678	722
144A 5.500%, 4/1/28(1)	241	210
		4,129

Media Cable—7.3%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	637	443
Altice France S.A.
144A 5.125%, 1/15/29(1)	102	78
144A 5.125%, 7/15/29(1)	1,072	830
CCO Holdings LLC
144A 5.375%, 6/1/29(1)	836	746
144A 4.500%, 8/15/30(1)	1,510	1,242
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	1,751	1,173
144A 4.125%, 12/1/30(1)	1,342	970
DISH DBS Corp.
7.750%, 7/1/26	122	95
7.375%, 7/1/28	493	337
5.125%, 6/1/29	626	370
144A 5.250%, 12/1/26(1)	617	517
144A 5.750%, 12/1/28(1)	444	355

See Notes to Schedule of Investments

VIRTUS Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value	Value

Media Cable—continued
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	$ 200	$ 186
		7,342

Media Other—3.4%
CMG Media Corp. 144A 8.875%, 12/15/27(1)	1,465	986
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	1,665	1,236
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	1,320	1,253
		3,475

Midstream—5.3%
Antero Midstream Partners LP
144A 7.875%, 5/15/26(1)	232	234
144A 5.750%, 3/1/27(1)	465	439
144A 5.750%, 1/15/28(1)	557	523
CNX Midstream Partners LP 144A 4.750%, 4/15/30(1)	43	35
DT Midstream, Inc. 144A 4.375%, 6/15/31(1)	797	668
Genesis Energy LP
8.000%, 1/15/27	572	559
7.750%, 2/1/28	1,275	1,221
Hess Midstream Operations LP
144A 4.250%, 2/15/30(1)	161	136
144A 5.500%, 10/15/30(1)	843	759
Holly Energy Partners LP
144A 6.375%, 4/15/27(1)	171	166
144A 5.000%, 2/1/28(1)	644	584
		5,324

Paper & Forest Products—0.9%
Mercer International, Inc. 5.125%, 2/1/29	1,167	957
Refining—0.9%
Parkland Corp. 144A 4.625%, 5/1/30(1)	569	474
Sunoco LP 4.500%, 4/30/30	570	494
		968

Restaurants—0.6%
New Red Finance, Inc. 144A 3.875%, 1/15/28(1)	684	609
Retail Food & Drug—1.3%
Albertsons Cos., Inc.
144A 4.625%, 1/15/27(1)	283	266
144A 5.875%, 2/15/28(1)	514	498
144A 6.500%, 2/15/28(1)	130	129
144A 4.875%, 2/15/30(1)	533	478
		1,371

	Par Value	Value

Retail Non Food & Drug—4.2%
eG Global Finance plc
144A 6.750%, 2/7/25(1)	$ 627	$ 566
144A 8.500%, 10/30/25(1)	175	158
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(1)	1,101	895
Michaels Cos., Inc. (The)
144A 5.250%, 5/1/28(1)	659	548
144A 7.875%, 5/1/29(1)	670	504
PetSmart, Inc.
144A 4.750%, 2/15/28(1)	564	513
144A 7.750%, 2/15/29(1)	1,066	1,040
		4,224

Satellite—2.0%
Hughes Satellite Systems Corp. 6.625%, 8/1/26	1,039	978
Intelsat Jackson Holdings S.A. Escrow 5.500%, 8/1/23(3)	464	—
Viasat, Inc. 144A 5.625%, 9/15/25(1)	1,090	1,009
		1,987

Services Other—3.4%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	1,063	915
GFL Environmental, Inc.
144A 4.000%, 8/1/28(1)	207	180
144A 4.750%, 6/15/29(1)	446	397
144A 4.375%, 8/15/29(1)	1,107	958
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	1,102	1,022
		3,472

Technology—0.7%
Ciena Corp. 144A 4.000%, 1/31/30(1)	86	73
Rackspace Technology Global, Inc. 144A 3.500%, 2/15/28(1)	1,022	622
		695

Transport Other—1.2%
Hertz Corp. (The)
144A 4.625%, 12/1/26(1)	727	647
144A 5.000%, 12/1/29(1)	651	541
		1,188

Total Corporate Bonds and Notes (Identified Cost $108,160)		97,399

Leveraged Loans—0.1%
Health Care—0.1%
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 8.480%, 10/10/25(4)	281	71
Total Leveraged Loans (Identified Cost $281)		71

See Notes to Schedule of Investments

VIRTUS Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—0.1%
Exploration & Production—0.0%
Alta Mesa Holdings LP Escrow(3)(5)	400,000	$ —
Satellite—0.1%
Intelsat Emergence S.A.(5)	4,338	103
Total Common Stocks (Identified Cost $157)		103

Rights—0.0%
Satellite—0.0%
Intelsat Jackson Holdings S.A. Series A(5)	454	2
Intelsat Jackson Holdings S.A. Series B(5)	454	3
Total Rights (Identified Cost $—)		5

Total Long-Term Investments—96.5% (Identified Cost $108,598)		97,578

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.473%)(6)	2,005,167	2,005
Total Short-Term Investment (Identified Cost $2,005)		2,005

TOTAL INVESTMENTS—98.5% (Identified Cost $110,603)		$99,583
Other assets and liabilities, net—1.5%		1,526
NET ASSETS—100.0%		$101,109

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, these securities amounted to a value of $75,313 or 74.5% of net assets.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Variable rate security. Rate disclosed is as of February 28, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	88%
Canada	7
France	2
United Kingdom	1
Netherlands	1
Switzerland	1
Total	100%
† % of total investments as of February 28, 2023.
See Notes to Schedule of Investments

VIRTUS Stone Harbor High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of February 28, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$97,399	$—	$97,399	$—(1)
Leveraged Loans	71	—	71	—
Equity Securities:
Common Stocks	103	—	—	103(1)
Rights	5	—	—	5
Money Market Mutual Fund	2,005	2,005	—	—
Total Investments	$99,583	$2,005	$97,470	$108

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at February 28, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended February 28, 2023.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR HIGH YIELD BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.